Acquisition of subsidiary and finalization of purchase price allocation - Impacts on the Group's consolidated financial statements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Assets
Property, plant and equipment	$ 1,171,049	$ 1,194,480	[1]
Total assets	1,407,586	1,305,468	[1]
Liabilities
Trade and other payables	51,050	87,562	[1]	$ 927
Current tax liability	7,314
Deferred tax liability	119,487	124,084	[1]
Total liabilities	852,093	1,037,441	[1]
Net assets	$ 555,493	268,027	[1]
As previously reported
Assets
Property, plant and equipment		1,194,915
Total assets		1,305,903
Liabilities
Trade and other payables		89,921
Current tax liability		1,137
Deferred tax liability		121,023
Total liabilities		1,037,876
Net assets		268,027
Measurement period adjustment
Assets
Property, plant and equipment		(435)
Total assets		(435)
Liabilities
Trade and other payables		(2,359)
Current tax liability		(1,137)
Deferred tax liability		3,061
Total liabilities		$ (435)

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.